Restricted stock units (RSUs) (Tables) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2019
Restricted Stock Units Rsus [Line Items]
Share Based Compensation Issue New Common Shares
Changes in the RSUs for the period ended June 30, 2019 is set forth below:

	No. of Units	Weighted average fair value at grant date
Balance as at January 1, 2019	-	-
RSUs granted during the six months ended June 30, 2019	322,106	$5.28
Balance as at June 30, 2019 (none of which are vested)	322,106	$5.28

Schedule of Unrecognized Compensation Cost, Nonvested Awards	The total cost related to non-vested awards expected to be recognized through 2022 is set forth below:
Period	TOTAL
2019	790,105
2020	740,781
2021	146,557
2022	24,426
1,701,869